Debt	12 Months Ended
Dec. 31, 2023
Debt
Debt

13. Debt

The table below sets forth certain information with respect to the Group’s debt securities outstanding at the dates indicated. Debt securities denominated in pound sterling have been converted to US dollar using GBP/USD exchange rates of $1.2747 and $1.2039 at December 31, 2023 and 2022, respectively.

		Outstanding at		Carrying value (at amortized cost) at		Fair value(1) at
	USD equivalent	December 31,	December 31,
	face value	2023 (in local	2023	December 31,	December 31,	December 31,	December 31,
($ in thousands)	at issuance	currency)	(in USD)	2023	2022	2023	2022
Burford Capital PLC
6.125% Bonds due 2024	$ 144,020	£-	$ -	$ -	$ 119,993	$ -	$ 116,381
5.000% Bonds due 2026	$ 225,803	£175,000	$ 223,073	$ 222,117	$ 209,466	$ 209,048	$ 186,186

Burford Capital Finance LLC
6.125% Bonds due 2025	$ 180,000	$ 180,000	$ 180,000	$ 179,432	$ 179,080	$ 175,797	$ 164,594

Burford Capital Global Finance LLC
6.250% Senior Notes due 2028	$ 400,000	$ 400,000	$ 400,000	$ 394,672	$ 393,430	$ 384,228	$ 358,608
6.875% Senior Notes due 2030	$ 360,000	$ 360,000	$ 360,000	$ 351,631	$ 350,301	$ 352,350	$ 321,314
9.250% Senior Notes due 2031	$ 400,000	$ 400,000	$ 400,000	$ 386,878	$ -	$ 424,568	$ -
Total debt			$ 1,563,073	$ 1,534,730	$ 1,252,270	$ 1,545,991	$ 1,147,083
1.

The Group’s outstanding indebtedness is held at amortized cost in the consolidated financial statements and these values represent the fair value equivalent amounts. The Group’s debt securities are classified as Level 2 within the fair value hierarchy.

The table below sets forth a summary of the changes in the outstanding indebtedness due to cash flows and non-cash changes at the beginning and end of the relevant reporting periods.

	Years ended December 31,
($ in thousands)	2023	2022
At beginning of period	1,269,085	1,036,475
Debt issued, net of original issue discount	394,464	357,271
Debt issuance costs	(8,461)	(7,912)
Finance costs	99,135	77,389
Interest paid	(77,210)	(70,781)
Foreign exchange (gain)/loss	22,103	(43,446)
Debt extinguishment	(129,970)	(79,911)
At end of period	1,569,146	1,269,085

Debt payable	1,534,730	1,252,270
Debt interest payable	34,416	16,815
Total debt and interest payable	1,569,146	1,269,085

The table below sets forth unamortized issuance costs of the outstanding debt securities at the dates indicated.

	December 31,
($ in thousands)	2023	2022
6.125% Bonds due 2024	-	397
6.125% Bonds due 2025	568	920
5.000% Bonds due 2026	956	1,216
6.250% Senior Notes due 2028	5,328	6,570
6.875% Senior Notes due 2030	6,223	7,212
9.250% Senior Notes due 2031	7,932	-

The table below sets forth the components of total finance costs of the outstanding indebtedness for the periods indicated.

	Years ended December 31,
(S in thousands)	2023	2022	2021
Debt interest expense	94,605	74,116	56,454
Debt issuance costs incurred as finance costs	4,530	3,273	2,193
Total finance costs	99,135	77,389	58,647

Description of debt securities

All of the Group’s outstanding debt securities have a fixed interest rate payable semi-annually in arrears and are unsecured, unsubordinated obligations of the respective issuer that are fully and unconditionally guaranteed by the Company and certain of its wholly owned indirect subsidiaries.

At December 31, 2023, the Group was in compliance with the covenants set forth in the respective agreements governing its debt securities.

The Company is required to provide certain information pursuant to the indentures governing the 2028 Notes, the 2030 Notes and the 2031 Notes. The tables below set forth the total assets and third-party indebtedness at the dates indicated and total revenues for the periods indicated, in each case, of (i) the Company and its Restricted Subsidiaries (as defined in the indentures governing the 2028 Notes, the 2030 Notes and the 2031 Notes, as applicable) and (ii) the Company’s Unrestricted Subsidiaries (as defined in the indentures governing the 2028 Notes, the 2030 Notes and the 2031 Notes, as applicable).

	December 31,
($ in thousands)	2023	2022(1)
Company and its Restricted Subsidiaries
Total assets	4,922,451	3,643,013
Third-party indebtedness	1,534,730	1,252,270

Unrestricted Subsidiaries
Total assets	914,943	645,346
Third-party indebtedness	-	-
1.	The comparative data at December 31, 2022 in the table above has been amended to correct for immaterial differences.

	Years ended December 31,
(S in thousands)	2023	2022	2021
Company and its Restricted Subsidiaries
Total revenues	973,461	245,383	173,405

Unrestricted Subsidiaries
Total revenues	113,441	73,844	43,925

Issuance of 2030 Notes

On April 11, 2022, Burford Capital Global Finance LLC issued $360 million aggregate principal amount of the 2030 Notes. The 2030 Notes have an interest rate of 6.875% payable semi-annually in arrears on April 15 and October 15 of each year. The 2030 Notes were issued under an indenture by and among Burford Capital Global Finance LLC, as issuer, Burford Capital Limited, as parent guarantor, the other guarantors party thereto from time to time and U.S. Bank Trust Company, National Association, as trustee. The 2030 Notes and the indenture governing the 2030 Notes are governed by the laws of the State of New York.

Redemption of 2022 Bonds

On May 25, 2022, Burford Capital PLC redeemed in full the remaining aggregate outstanding principal amount of the 6.500% bonds due 2022 (the “2022 Bonds”) at a redemption price of 101.050% per £100 principal amount of the 2022 Bonds, plus any accrued but unpaid interest on the 2022 Bonds up to (but excluding) the redemption date.

Issuance of Initial 2031 Notes

On June 26, 2023, Burford Capital Global Finance LLC issued $400 million aggregate principal amount of the Initial 2031 Notes. The Initial 2031 Notes bear interest at a rate of 9.250% per annum, payable semi-annually in arrears on July 1 and January 1 of each year. The Initial 2031 Notes were issued under an indenture by and among Burford Capital Global Finance LLC, as issuer, Burford Capital Limited, as parent guarantor, the other guarantors party thereto from time to time and U.S. Bank Trust Company, National Association, as trustee. The Initial 2031 Notes and the indenture governing the 2031 Notes are governed by the laws of the State of New York.

Redemption of 2024 Bonds

On July 12, 2023, Burford Capital PLC redeemed in full the aggregate outstanding principal amount of the 2024 Bonds at a redemption price of 100.000% per £100 principal amount of the 2024 Bonds, plus accrued but unpaid interest on the 2024 Bonds up to (but excluding) the redemption date.